UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 06/30/2003

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		09/6/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		42
Form 13F Information Table Value Total:		$ 67,279 (x$1000)

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- --------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579y101      756     5865 SH       SOLE                     5865
ABBOTT LABORATORIES            COM              002824100     1624    37120 SH       SOLE                    37120
AMERICAN EXPRESS CO.           COM              025816109      920    22000 SH       SOLE                    22000
AMERICAN INTERNATIONAL GROUP   COM              026874107     3419    61954 SH       SOLE                    61954
BAXTER INTERNATIONAL, INC.     COM              071813109     2073    79727 SH       SOLE                    79727
BERKSHIRE HATHAWAY CL B        COM              084670207     4510     1856 SH       SOLE                     1856
BOSTON PROPERTIES INC.         COM              101121101     1242    28350 SH       SOLE                    28350
BP PLC SPON ADR                COM              055622104      648    15425 SH       SOLE                    15425
CARDINAL HEALTH, INC.          COM              14149Y108     1715    26666 SH       SOLE                    26666
CISCO SYSTEMS, INC.            COM              17275R102     1790   106603 SH       SOLE                   106603
CITIGROUP INC.                 COM              172967101     2579    60260 SH       SOLE                    60260
COCA COLA CO.                  COM              191216100      354     7625 SH       SOLE                     7625
DUKE ENERGY CORP.              COM              264399106     1299    65120 SH       SOLE                    65120
DUKE REALTY CORP NEW           COM              264411505     1339    48620 SH       SOLE                    48620
EMERSON ELECTRIC CO.           COM              291011104     1557    30470 SH       SOLE                    30470
EQUITY OFFICE PROPERTIES TR    COM              294741103     2627    97262 SH       SOLE                    97262
ERICSSON LM TEL CO ADR CL B    COM              294821608      128    12032 SH       SOLE                    12032
EXXON MOBIL CORP.              COM              30231G102     1483    41302 SH       SOLE                    41302
FANNIE MAE (USA)COM NPV        COM              313586109     2843    42155 SH       SOLE                    42155
FIRST DATA CORPORATION         COM              319963104     1455    35115 SH       SOLE                    35115
FLEETBOSTON FINANCIAL CORP.    COM              33901A108      934    31425 SH       SOLE                    31425
GENERAL ELECTRIC CO.           COM              369604103     3158   110128 SH       SOLE                   110128
GILLETTE CO.                   COM              375766102     1231    38650 SH       SOLE                    38650
HOME DEPOT INC.                COM              437076102     2480    74865 SH       SOLE                    74865
J.P. MORGAN CHASE & CO.        COM              46625h100     1205    35260 SH       SOLE                    35260
JOHNSON & JOHNSON              COM              478160104     2243    43376 SH       SOLE                    43376
KIMBERLY CLARK CORP.           COM              494368103     1247    23915 SH       SOLE                    23915
MERCK & CO. INC.               COM              589331107     3069    50681 SH       SOLE                    50681
MERRILL LYNCH & CO.            COM              590188108      348     7450 SH       SOLE                     7450
MICROSOFT CORP.                COM              594918104     2236    87200 SH       SOLE                    87200
NESTLE SPON ADR REPSTG REG SH  COM              641069406      372     7216 SH       SOLE                     7216
ORACLE SYSTEMS CORPORATION     COM              68389X105      151    12550 SH       SOLE                    12550
PEPSICO INC.                   COM              713448108     1144    25700 SH       SOLE                    25700
PFIZER, INC.                   COM              717081103     3904   114318 SH       SOLE                   114318
PROCTOR AND GAMBLE             COM              742718109     1986    22274 SH       SOLE                    22274
ROYAL DUTCH PETROLEUM EUR .56  COM              780257804      324     6960 SH       SOLE                     6960
STMICROELECTRONICS N.V.        COM              861012102      529    25425 SH       SOLE                    25425
SYSCO CORPORATION              COM              871829107      776    25845 SH       SOLE                    25845
TELEFONICA SA SPAIN ADR        COM              879382208      341     9859 SH       SOLE                     9859
WALGREEN COMPANY               COM              931422109     2576    85575 SH       SOLE                    85575
WYETH                          COM              983024100     2384    52341 SH       SOLE                    52341
ZIMMER HOLDINGS, INC.          COM              98956p102      280     6224 SH       SOLE                     6224